Fair Value of Financial Information - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Long-term restricted funds	$ 15	$ 20
Secured Seller Promissory Note [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Notes Payable		795
Other current assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other investments	$ 46	55
Fair Value | Homeowner Services Group | Disposal Group, Disposed of by Sale | Level 3
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Secured seller promissory note from the sale of the Homeowner Services Group		$ 798